Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000022349 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth Trust (Series III/JAHGX)
Accumulated Value	$ 10,000		$ 10,947.8663	$ 14,037.245348	$ 13,998.268269	$ 18,310.113689	$ 27,828.086874	$ 33,950.161909	$ 23,781.579165	$ 32,924.883144	$ 43,328.784702	$ 52,067.207047
C000022348 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth Trust (Series II/JAHKX)
Accumulated Value	10,000		10,903.1406	13,927.346998	13,828.430105	18,004.006163	27,268.032529	33,127.203572	23,107.158016	31,861.243365	41,746.300217	49,981.189592
C000022347 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth Trust (Series I/JAHJX)
Accumulated Value	10,000		10,907.6655	13,947.37369	13,855.775987	18,054.524484	27,356.897779	33,251.257925	23,209.295569	32,026.860665	41,984.967968	50,300.710572
C000022351 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American International Trust (Series I/JAHLX)
Accumulated Value	10,000		10,312.1588	13,576.120405	11,748.955432	14,380.910489	16,330.310496	16,035.03415	12,649.384212	14,595.871961	15,002.569002	18,923.686944
C000022352 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American International Trust (Series II/JAHMX)
Accumulated Value	10,000		10,297.2139	13,540.135141	11,700.276529	14,305.690128	16,221.950911	15,903.204824	12,538.252872	14,447.677197	14,825.001403	18,692.435989
C000022353 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American International Trust (Series III/JAHPX)
Accumulated Value	10,000		10,348.6501	13,672.236744	11,867.380768	14,584.185232	16,622.444708	16,373.056342	12,966.951585	15,010.94137	15,476.471041	19,597.500868
C000022354 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Trust (Series NAV/JAEDX)
Accumulated Value	10,000		10,085.1879	13,750.040599	14,029.778025	18,214.449036	24,480.560115	28,621.831203	17,732.053891	26,524.727053	36,001.395594	42,687.72527
C000022356 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Trust (Series II/JADYX)
Accumulated Value	10,000		10,061.6525	13,680.190593	13,923.491825	18,034.798213	24,178.030664	28,199.469902	17,425.910647	26,008.510575	35,204.176846	41,632.630278
C000022355 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Blue Chip Growth Trust (Series I/JADZX)
Accumulated Value	10,000		10,081.1502	13,738.701881	14,009.605177	18,183.772223	24,421.300694	28,540.442459	17,670.28324	26,427.15116	35,848.385094	42,487.147171
C000117967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		500 Index Trust (Series I/JFIVX)
Accumulated Value	10,000		11,159.2462	13,561.04027	12,924.676115	16,938.256051	20,005.821988	25,666.211244	20,951.508672	26,377.294893	32,865.792382	38,624.667329
C000117968 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		500 Index Trust (Series II/JAGKX)
Accumulated Value	10,000		11,137.3946	13,507.876219	12,848.240426	16,809.077226	19,806.083083	25,359.006456	20,664.34507	25,961.669147	32,285.890732	37,862.008875
C000022362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		500 Index Trust (Series NAV/JAGMX)
Accumulated Value	10,000		11,164.4341	13,569.324658	12,938.919209	16,970.432314	20,048.328737	25,733.286363	21,022.151581	26,477.95364	33,009.424301	38,807.925462
C000022366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Trust (Series NAV/JAFGX)
Accumulated Value	10,000		9,900.4541	13,515.466704	13,417.913282	17,829.41657	27,865.790568	32,256.261832	20,129.72083	30,788.961778	40,244.995493	48,600.008281
C000022368 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Trust (Series II/JAFJX)
Accumulated Value	10,000		9,873.5446	13,448.065926	13,314.81442	17,661.484053	27,498.740456	31,799.452992	19,754.200202	30,127.158977	39,329.016447	47,410.346679
C000022367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Growth Trust (Series I/JAFHX)
Accumulated Value	10,000		9,892.3526	13,506.093404	13,397.75171	17,804.850896	27,782.612599	32,157.045797	20,034.335072	30,621.615274	40,056.219762	48,307.095643
C000022399 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Trust (Series I/JAEGX)
Accumulated Value	10,000		11,912.3897	13,852.801122	12,525.863467	15,825.462997	15,986.4203	20,049.373495	19,366.778339	21,185.085649	23,658.405206	27,062.457932
C000022400 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Trust (Series II/JAEFX)
Accumulated Value	10,000		11,891.0965	13,794.013928	12,448.613124	15,706.600414	15,824.0261	19,813.50313	19,093.004506	20,860.362788	23,230.332385	26,525.22888
C000022398 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Equity Income Trust (Series NAV/JAEEX)
Accumulated Value	10,000		11,918.2405	13,858.205996	12,539.548637	15,858.176674	16,018.491422	20,101.931983	19,422.116203	21,270.82995	23,753.029026	27,178.238377
C000022402 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Trust (Series NAV/JAFNX)
Accumulated Value	10,000		11,947.0941	13,774.031424	11,793.507522	15,533.031334	15,891.431024	20,611.47415	17,806.171721	18,733.091755	24,419.714146	27,376.911004
C000022404 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Trust (Series II/JEFCX)
Accumulated Value	10,000		11,920.8198	13,711.133817	11,706.214911	15,395.260322	15,700.867632	20,313.919925	17,504.030063	18,374.92715	23,886.206331	26,710.16239
C000022403 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Financial Industries Trust (Series I/JEFSX)
Accumulated Value	10,000		11,936.624	13,760.934533	11,767.427303	15,508.067802	15,844.931259	20,551.024785	17,741.955352	18,667.993163	24,311.867935	27,228.65852
C000022411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Trust (Series I/JEFGX)
Accumulated Value	10,000		10,946.5426	13,012.987564	11,127.230641	12,912.280008	13,763.951788	16,695.956781	14,218.76632	17,075.893898	18,864.53658	22,284.8974
C000022412 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Trust (Series II/JAJFX)
Accumulated Value	10,000		10,923.8281	12,958.626383	11,060.198503	12,811.39424	13,634.147999	16,498.630002	14,022.362669	16,800.564727	18,527.674373	21,845.557866
C000022410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Equity Trust (Series NAV/JAJGX)
Accumulated Value	10,000		10,946.5937	13,015.471339	11,138.759073	12,927.617938	13,794.83448	16,736.234199	14,258.242761	17,134.008133	18,938.195716	22,384.361578
C000022442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Health Sciences Trust (Series NAV/JAFMX)
Accumulated Value	10,000		8,946.1722	11,415.953053	11,503.112941	14,800.6619	18,835.745633	20,950.997419	18,223.358153	19,000.373352	19,352.858588	23,132.006434
C000022444 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Health Sciences Trust (Series II/JAFKX)
Accumulated Value	10,000		8,922.7176	11,354.763909	11,414.00773	14,655.075719	18,595.718451	20,635.244597	17,903.259754	18,622.324846	18,924.190125	22,561.567076
C000022443 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Health Sciences Trust (Series I/JEHSX)
Accumulated Value	10,000		8,942.8501	11,402.699066	11,481.005163	14,773.653311	18,787.421492	20,890.419886	18,156.603653	18,928.325035	19,264.941825	23,020.130942
C000022475 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth-Income Trust (Series I/JAHQX)
Accumulated Value	10,000		11,110.4742	13,558.381984	13,262.806409	16,671.391556	18,856.749915	23,308.950007	19,397.918443	24,379.830165	30,161.203604	35,485.543684
C000022476 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth-Income Trust (Series II/JAHRX)
Accumulated Value	10,000		11,105.9451	13,536.845349	13,230.123581	16,622.874862	18,787.902581	23,205.777733	19,297.808502	24,222.484375	29,954.078389	35,204.517913
C000022477 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Growth-Income Trust (Series III/JAHUX)
Accumulated Value	10,000		11,154.1995	13,651.465263	13,403.462916	16,910.243489	19,188.63111	23,818.429293	19,874.911754	25,071.071885	31,130.536855	36,765.294463
C000022620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Index Trust (Series NAV/JAEYX)
Accumulated Value	10,000		12,016.9808	13,923.286257	12,328.44204	15,498.825428	17,555.266002	21,816.71027	18,896.100721	21,920.240995	24,873.253003	26,620.755479
C000022622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Index Trust (Series II/JAEZX)
Accumulated Value	10,000		11,991.8917	13,851.701233	12,237.107183	15,349.365513	17,341.776549	21,496.264971	18,575.842817	21,497.026174	24,320.033709	25,975.078883
C000022621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Index Trust (Series I/JECIX)
Accumulated Value	10,000		12,011.2953	13,910.295621	12,316.739249	15,468.111608	17,512.42225	21,752.22013	18,830.067554	21,844.174436	24,763.67063	26,492.043593
C000022625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Growth Trust (Series I/JAETX)
Accumulated Value	10,000		10,058.9766	12,929.797356	12,728.454034	17,123.090893	28,320.546972	29,322.817926	19,164.765115	22,749.9206	28,470.352645	30,210.207497
C000022626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Growth Trust (Series II/JAEUX)
Accumulated Value	10,000		10,040.5977	12,877.987675	12,657.795206	16,993.095254	28,041.372625	28,967.480177	18,895.29961	22,415.337852	27,961.058534	29,621.453856
C000022624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Growth Trust (Series NAV/JAEVX)
Accumulated Value	10,000		10,058.0967	12,940.80716	12,741.08146	17,153.896924	28,384.496632	29,399.289221	19,224.487451	22,852.699976	28,597.369876	30,361.084352
C000022636 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Value Trust (Series NAV/JAGWX)
Accumulated Value	10,000		12,409.0629	13,830.710914	12,353.057123	14,760.286494	16,195.184572	20,124.728283	19,259.401996	22,851.562426	26,592.904549	28,153.934107
C000022638 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Value Trust (Series II/JAGYX)
Accumulated Value	10,000		12,377.416	13,764.449412	12,260.673128	14,609.153326	15,979.345086	19,829.585223	18,933.196358	22,387.590977	26,001.501582	27,471.266621
C000022637 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Value Trust (Series I/JEMUX)
Accumulated Value	10,000		12,402.1555	13,819.951686	12,321.642276	14,728.950607	16,142.90026	20,071.567386	19,207.026169	22,763.296377	26,461.135144	28,008.502944
C000022665 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Trust (Series I/JEQAX)
Accumulated Value	10,000		10,833.8868	13,834.572912	12,014.072193	16,392.826548	20,798.325899	27,168.191735	20,569.573991	27,852.219115	34,580.584411	36,233.642854
C000022666 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Trust (Series II/JFLGX)
Accumulated Value	10,000		10,811.5546	13,776.962499	11,938.912767	16,258.824015	20,591.364879	26,838.663082	20,280.937961	27,399.518589	33,954.727374	35,505.328741
C000022664 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental All Cap Core Trust (Series NAV/JADDX)
Accumulated Value	10,000		10,839.8161	13,849.655589	12,026.508533	16,425.469454	20,855.300467	27,253.544813	20,641.291678	27,955.899973	34,732.18592	36,413.340419
C000022668 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Index Trust (Series NAV/JVANX)
Accumulated Value	10,000		10,443.1272	13,309.323454	11,432.584671	13,883.864814	15,377.545554	16,545.093543	13,871.444646	16,010.093073	16,794.774151	22,264.428849
C000117970 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Index Trust (Series II/JAJEX)
Accumulated Value	10,000		10,423.9285	13,242.332254	11,352.962371	13,749.772086	15,190.219659	16,302.976466	13,630.699022	15,699.427214	16,424.074468	21,722.66172
C000117969 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equity Index Trust (Series I/JIEQX)
Accumulated Value	10,000		10,444.9504	13,296.574773	11,422.591425	13,863.621715	15,339.160801	16,503.847788	13,821.31666	15,944.479739	16,727.654726	22,164.069579
C000022685 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Small Company Trust (Series I/JAJCX)
Accumulated Value	10,000		10,490.2668	13,580.389622	10,851.471575	13,304.141473	14,417.467953	16,395.978089	13,416.892159	15,220.736422	15,687.500396	21,175.595768
C000022686 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Small Company Trust (Series II/JAADX)
Accumulated Value	10,000		10,469.9116	13,523.759187	10,782.077074	13,192.299348	14,270.388035	16,192.030354	13,221.253285	14,984.103407	15,405.911612	20,747.252399
C000022684 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Small Company Trust (Series NAV/JAJDX)
Accumulated Value	10,000		10,495.4183	13,601.60924	10,871.071631	13,339.180269	14,461.382028	16,452.479191	13,462.946909	15,292.41936	15,768.121108	21,288.113623
C000022688 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value International Trust (Series NAV/JAJJX)
Accumulated Value	10,000		11,220.0778	13,155.779759	11,187.532235	12,575.399645	12,987.01247	14,694.340064	13,996.065171	16,802.16161	16,743.991518	23,611.876696
C000022690 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value International Trust (Series II/JAJIX)
Accumulated Value	10,000		11,194.2354	13,083.454605	11,098.626638	12,444.950648	12,826.915429	14,476.583868	13,755.428355	16,463.435188	16,371.117628	23,017.586255
C000022689 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value International Trust (Series I/JAJHX)
Accumulated Value	10,000		11,224.0175	13,147.908493	11,171.538555	12,549.05707	12,959.96214	14,652.352404	13,954.004731	16,739.782794	16,675.522618	23,496.585447
C000022704 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Trust (Series I/JESIX)
Accumulated Value	10,000		12,097.5537	13,837.926406	12,257.072837	15,326.637573	18,282.822569	20,931.852909	16,609.262015	19,348.772598	21,446.279387	24,073.408293
C000022705 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Trust (Series II/JAJOX)
Accumulated Value	10,000		12,070.386	13,781.827925	12,190.175368	15,210.359459	18,108.325972	20,689.003083	16,383.121281	19,041.260755	21,059.977138	23,612.226712
C000022703 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Trust (Series NAV/JAEWX)
Accumulated Value	10,000		12,101.392	13,847.204884	12,281.835284	15,360.627453	18,328.459199	21,001.738837	16,669.448065	19,423.682459	21,534.368762	24,208.723095
C000022707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Opportunities Trust (Series NAV/JADMX)
Accumulated Value	10,000		11,950.8196	13,287.544347	11,453.026378	14,384.690181	15,812.337741	20,739.893225	18,658.761498	22,040.339223	23,945.456775	26,153.961818
C000022709 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Opportunities Trust (Series II/JADPX)
Accumulated Value	10,000		11,924.8099	13,220.388265	11,366.973912	14,237.713972	15,612.228432	20,428.515504	18,335.913573	21,604.408984	23,413.450065	25,506.409506
C000022708 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Opportunities Trust (Series I/JADLX)
Accumulated Value	10,000		11,946.6408	13,269.58552	11,432.511457	14,351.882256	15,769.909936	20,673.81433	18,592.973003	21,948.96763	23,832.70639	26,021.712111
C000022712 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Trust (Series I/JESVX)
Accumulated Value	10,000		12,267.1679	12,724.758288	11,134.309328	14,087.336596	13,143.644935	16,585.463193	14,886.599271	16,971.968582	17,977.656837	17,988.586174
C000022713 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Trust (Series II/JAGZX)
Accumulated Value	10,000		12,244.9742	12,673.329602	11,069.066796	13,983.788961	13,012.223411	16,391.447864	14,672.4664	16,703.986313	17,662.481427	17,640.97294
C000022711 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Core Trust (Series NAV/JAHBX)
Accumulated Value	10,000		12,267.788	12,732.43685	11,147.55264	14,115.168379	13,171.861839	16,636.158843	14,930.643794	17,031.282802	18,054.602149	18,074.117188
C000022723 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Company Value Trust (Series NAV/JAEQX)
Accumulated Value	10,000		13,232.7547	14,765.177034	12,855.521976	16,152.623077	17,647.403292	21,672.839161	17,620.93825	20,003.847333	22,068.15436	23,636.993798
C000022725 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Company Value Trust (Series II/JAERX)
Accumulated Value	10,000		13,204.6451	14,691.184035	12,767.986402	15,987.647016	17,437.878803	21,363.623468	17,315.88422	19,632.557495	21,571.833646	23,082.749251
C000022724 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Company Value Trust (Series I/JAEPX)
Accumulated Value	10,000		13,231.5637	14,751.927662	12,842.740265	16,120.945139	17,611.321842	21,609.1671	17,560.724002	19,929.177482	21,961.251082	23,523.812764
C000022744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Value Trust (Series I/JVFLX)
Accumulated Value	10,000		11,017.1402	12,937.503975	10,733.80148	14,582.244135	16,326.548847	21,218.028922	19,530.249935	24,110.675156	28,205.702145	32,700.191088
C000022745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Value Trust (Series II/JADJX)
Accumulated Value	10,000		10,995.6912	12,886.617137	10,665.907127	14,461.895901	16,161.439107	20,964.331944	19,259.875782	23,732.48965	27,704.419873	32,057.932029
C000022743 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Fundamental Large Cap Value Trust (Series NAV/JADIX)
Accumulated Value	10,000		11,022.078	12,955.292615	10,749.341825	14,616.032075	16,371.36944	21,282.478548	19,609.40268	24,216.191609	28,337.199936	32,873.388581
C000022759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Stock Market Index Trust (Series NAV/JAFEX)
Accumulated Value	10,000		11,237.6835	13,558.599576	12,791.519771	16,590.61176	20,158.100463	25,099.134108	19,994.434062	25,109.865257	31,017.124524	36,190.161793
C000022761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Stock Market Index Trust (Series II/JAFFX)
Accumulated Value	10,000		11,215.1771	13,494.755268	12,696.336723	16,429.429945	19,910.210704	24,727.056123	19,647.059736	24,608.075723	30,324.221652	35,305.146087
C000022760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Total Stock Market Index Trust (Series I/JETSX)
Accumulated Value	10,000		11,238.2861	13,551.951393	12,779.171151	16,565.243281	20,117.696146	25,035.955829	19,926.489779	25,013.278259	30,885.949007	36,022.733879
C000022812 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Trust (Series I/JADBX)
Accumulated Value	10,000		10,691.952	11,358.623541	10,965.210459	14,189.246047	13,388.992861	19,653.202676	14,050.385507	15,879.102895	17,579.47042	17,689.958271
C000022813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Trust (Series II/JAJLX)
Accumulated Value	10,000		10,669.1335	11,315.343072	10,903.293609	14,074.342102	13,258.72891	19,419.058803	13,856.587865	15,630.134116	17,270.275675	17,339.088398
C000022811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Real Estate Securities Trust (Series NAV/JAJMX)
Accumulated Value	10,000		10,695.9176	11,365.582049	10,976.213915	14,210.690559	13,417.338684	19,696.40859	14,092.512475	15,933.455993	17,652.624748	17,763.64034
C000022819 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Science & Technology Trust (Series NAV/JAFSX)
Accumulated Value	10,000		10,841.4552	15,309.626852	15,222.713641	21,020.78846	33,123.681048	35,966.399741	23,148.728369	35,818.608438	49,422.058519	61,103.045079
C000022821 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Science & Technology Trust (Series II/JAFUX)
Accumulated Value	10,000		10,815.3449	15,229.286156	15,110.175777	20,813.170738	32,708.628981	35,425.195752	22,758.354813	35,131.140143	48,331.932346	59,586.519162
C000022820 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Science & Technology Trust (Series I/JESTX)
Accumulated Value	10,000		10,838.7618	15,296.731088	15,203.534377	20,989.589065	33,049.350776	35,867.828163	23,072.43527	35,688.007268	49,214.59391	60,820.925236
C000022832 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Stock Trust (Series I/JESGX)
Accumulated Value	10,000		10,229.0897	12,936.414278	12,264.876216	16,928.334401	25,654.042337	25,962.856463	17,882.927604	20,762.683391	23,180.256194	26,114.400969
C000022833 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Stock Trust (Series II/JAGQX)
Accumulated Value	10,000		10,214.1937	12,897.923045	12,195.834922	16,798.992072	25,404.915634	25,673.081032	17,649.766204	20,453.934584	22,763.249865	25,608.656098
C000022831 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Stock Trust (Series NAV/JAGPX)
Accumulated Value	10,000		10,226.7485	12,957.252408	12,280.325245	16,958.835295	25,713.286076	26,039.561449	17,932.638223	20,858.308518	23,267.684065	26,221.526562
C000047746 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Asset Allocation Trust (Series III/JAIDX)
Accumulated Value	10,000		10,943.2658	12,721.521214	12,133.519782	14,700.905106	16,530.822173	19,021.937396	16,465.403847	18,809.210616	21,912.039317	25,365.857244
C000047745 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Asset Allocation Trust (Series II/JAIFX)
Accumulated Value	10,000		10,891.5048	12,600.233561	11,962.763301	14,435.342421	16,156.009831	18,516.424678	15,967.188687	18,151.184588	21,041.465958	24,263.876412
C000047744 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Asset Allocation Trust (Series I/JAHZX)
Accumulated Value	10,000		10,899.1928	12,620.070493	12,000.747222	14,494.182435	16,236.22996	18,624.093274	16,062.130411	18,294.027359	21,224.653524	24,491.726661
C000047759 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Trust (Series I/JAJBX)
Accumulated Value	10,000		11,800.2283	15,659.135537	13,530.178974	15,009.770478	15,543.748166	17,281.781849	15,264.571047	17,583.698703	17,148.238405	22,615.363464
C000047760 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Trust (Series II/JEMTX)
Accumulated Value	10,000		11,761.6492	15,580.149062	13,431.983817	14,870.091925	15,369.305447	17,072.441044	15,045.629013	17,280.063653	16,822.321333	22,151.930655
C000047761 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Disciplined Value Emerging Markets Equity Trust (Series NAV/JHVTX)
Accumulated Value	10,000		11,808.2423	15,666.570829	13,554.850404	15,031.173276	15,590.86743	17,344.382892	15,327.149123	17,649.263714	17,218.86824	22,728.654337
C000047763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Global Growth Trust (Series III/JAHVX)
Accumulated Value	10,000		10,062.9461	13,216.588275	12,021.909802	16,250.455842	21,196.54371	24,674.665067	18,563.169999	22,749.353807	25,838.572506	31,406.329347
C000047762 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Global Growth Trust (Series II/JAHWX)
Accumulated Value	10,000		10,010.1815	13,105.336727	11,865.729137	15,977.96191	20,740.00987	24,041.55791	18,011.922685	21,977.95101	24,867.515526	30,109.646735
C000047764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		American Global Growth Trust (Series I/JAJQX)
Accumulated Value	10,000		10,028.2866	13,128.288618	11,897.865236	16,027.720626	20,829.020359	24,161.862534	18,109.819261	22,115.922623	25,034.167489	30,333.679945
C000063027 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Appreciation Value Trust (Series I/JAFPX)
Accumulated Value	10,000		10,812.1514	12,449.847429	12,498.762008	15,537.037944	18,240.394296	21,546.762169	18,991.191851	22,444.421227	25,210.99645	28,137.488162
C000063028 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Appreciation Value Trust (Series II/JAFQX)
Accumulated Value	10,000		10,784.3508	12,400.765484	12,413.919596	15,405.314339	18,053.060685	21,275.692328	18,708.328366	22,077.637316	24,759.516984	27,570.225027
C000063026 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Appreciation Value Trust (Series NAV/JAFRX)
Accumulated Value	10,000		10,819.0946	12,456.757148	12,512.327364	15,569.951289	18,281.699017	21,601.609854	19,038.241428	22,524.962649	25,324.489345	28,267.080793
C000099622 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Balanced Portfolio (Series NAV/JAINX)
Accumulated Value	10,000		10,616.22	11,930.032642	11,406.812071	13,447.414553	15,152.43766	16,592.830505	14,044.766758	15,972.201307	17,356.967202	19,797.579828
C000099621 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Balanced Portfolio (Series II/JAILX)
Accumulated Value	10,000		10,588.7701	11,875.913145	11,326.624966	13,315.75995	14,975.793798	16,355.646067	13,804.085792	15,667.224218	16,978.780513	19,323.670481
C000099620 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Balanced Portfolio (Series I/JHBPX)
Accumulated Value	10,000		10,610.5354	11,917.015929	11,396.951634	13,418.005549	15,120.566626	16,548.356976	13,992.232061	15,915.104757	17,271.258207	19,707.298538
C000099623 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Conservative Portfolio (Series I/JHCIX)
Accumulated Value	10,000		10,438.6879	11,164.707203	10,944.625034	12,307.925287	13,630.57297	14,034.398595	11,982.986763	13,075.567815	13,654.520092	15,027.378859
C000099624 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Conservative Portfolio (Series II/JAIRX)
Accumulated Value	10,000		10,417.3131	11,119.38177	10,878.480809	12,208.257818	13,493.401341	13,855.396105	11,816.68458	12,868.221681	13,410.663422	14,727.457134
C000099625 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Conservative Portfolio (Series NAV/JAIQX)
Accumulated Value	10,000		10,436.1309	11,167.911773	10,953.188455	12,324.559085	13,656.146968	14,057.84854	12,017.077134	13,119.965538	13,708.160489	15,089.144703
C000099628 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Growth Portfolio (Series NAV/JAIJX)
Accumulated Value	10,000		10,721.1201	12,457.86608	11,701.684946	14,220.211917	16,158.950674	18,442.369893	15,494.174855	18,123.552907	20,184.986347	23,583.859899
C000099627 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Growth Portfolio (Series II/JAIKX)
Accumulated Value	10,000		10,701.8002	12,402.997207	11,620.373789	14,084.194349	15,967.401834	18,177.174005	15,225.381991	17,762.967784	19,746.383609	23,006.668527
C000099626 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Growth Portfolio (Series I/JHGPX)
Accumulated Value	10,000		10,723.1332	12,453.224421	11,691.528055	14,199.841345	16,127.964104	18,397.201393	15,438.390347	18,062.546802	20,106.020522	23,467.624104
C000099629 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Moderate Portfolio (Series I/JHMPX)
Accumulated Value	10,000		10,549.5408	11,649.533824	11,232.500317	13,026.172689	14,601.404696	15,659.3137	13,281.404791	14,894.703672	15,957.98235	17,980.215375
C000099630 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Moderate Portfolio (Series II/JAIPX)
Accumulated Value	10,000		10,527.9936	11,609.780422	11,171.824095	12,927.616458	14,461.893903	15,477.883455	13,103.946828	14,664.195775	15,677.848776	17,634.970609
C000099631 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lifestyle Moderate Portfolio (Series NAV/JAIOX)
Accumulated Value	10,000		10,555.0334	11,669.833651	11,257.977681	13,053.133936	14,648.396724	15,707.885962	13,338.590282	14,966.612311	16,043.312197	18,079.247821
C000111804 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Strategic Equity Allocation Trust (Series NAV/JAFVX)
Accumulated Value	10,000		10,880.8693	13,249.830185	12,121.326116	15,412.154277	17,622.822364	21,349.212562	17,723.443982	21,597.597778	24,978.427205	30,149.45521
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Accumulated Value	10,000		11,195.9929	13,640.252584	13,042.215624	17,148.743195	20,303.902557	26,132.222453	21,399.450923	27,024.858976	33,786.403022	39,827.409517
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index
Accumulated Value	10,000		10,449.5105	13,290.907539	11,403.904625	13,857.414563	15,333.501928	16,533.201559	13,887.367356	16,056.010588	16,944.556797	22,432.395151
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,205.3826	13,635.506474	12,983.1683	17,063.275778	20,640.297715	26,100.686618	21,108.427342	26,708.334803	33,254.820889	39,029.78857
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Index
Accumulated Value	10,000		10,751.0497	13,159.320419	12,012.946615	15,336.937352	17,775.892741	21,654.101034	17,725.704105	21,942.141802	26,038.940447	31,531.613814
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Accumulated Value	10,000		11,273.5114	13,655.671549	12,939.87047	16,953.694455	20,494.94655	25,754.174664	20,807.588879	26,208.579351	32,448.260002	38,011.654356
MSCI World ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Index
Accumulated Value	10,000		10,274.8373	12,762.051753	10,963.87981	13,429.744529	14,448.575445	16,272.611578	13,947.108767	16,449.225938	17,222.284123	22,708.345941
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Accumulated Value	10,000		10,100.0212	12,628.492827	10,886.989948	13,283.709725	14,321.927283	15,935.065389	13,632.174835	16,118.402838	16,734.634846	21,959.386318
Wilshire 5000 Total Market Full Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Wilshire 5000 Total Market Full Cap Index
Accumulated Value	10,000		11,303.572	13,677.182521	12,953.704974	16,871.251611	20,612.837501	25,665.680291	20,493.650204	25,872.842159	32,128.758526	37,639.02439
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Accumulated Value	10,000		11,118.6922	15,264.089334	13,038.846888	15,442.612032	18,269.557747	17,805.177926	14,227.876599	15,626.209669	16,798.818413	22,437.521897
MSCI ACWI [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI
Accumulated Value	10,000		10,786.4495	13,372.189579	12,113.11422	15,335.092494	17,827.79215	21,132.591487	17,251.802386	21,082.023917	24,768.992882	30,301.743136
Bloomberg U S Aggregate Bond C000099623 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000099624 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000099625 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000099629 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000099630 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Bloomberg U S Aggregate Bond C000099631 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Growth Index
Accumulated Value	10,000		10,707.6535	13,942.698067	13,731.641312	18,728.542193	25,937.719752	33,095.634515	23,452.599863	33,461.730217	44,623.302579	52,905.552198
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index
Accumulated Value	10,000		11,734.046	13,337.446006	12,234.800133	15,482.079178	15,914.904699	19,919.156949	18,417.680578	20,528.844602	23,478.490376	27,213.052073
Lipper Financial Services Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Financial Services Index
Accumulated Value	10,000		12,245.7539	14,097.857438	11,982.884882	15,466.553609	15,571.335488	21,161.462524	18,704.790037	21,405.202819	27,592.928306	31,923.781887
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Financials Index
Accumulated Value	10,000		12,279.5662	15,003.645027	13,048.613516	17,240.521972	16,948.564594	22,886.923337	20,476.359052	22,963.609076	29,980.86479	34,484.955765
MSCI World Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World Value Index
Accumulated Value	10,000		11,233.2284	13,153.97049	11,735.634677	14,287.867412	14,121.790099	17,220.768357	16,097.965133	17,951.339152	20,009.960131	24,170.571511
Lipper Health Biotechnology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Lipper Health/Biotechnology Index
Accumulated Value	10,000		8,893.1229	11,114.525842	11,455.2094	14,616.110739	18,702.453016	19,307.761274	16,808.714676	17,689.926335	17,990.872846	21,951.999602
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400 Index
Accumulated Value	10,000		12,073.8469	14,035.123919	12,479.551626	15,749.163328	17,900.363438	22,332.456192	19,415.710118	22,607.108833	25,755.97548	27,688.019544
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Growth Index
Accumulated Value	10,000		10,732.8557	13,444.831961	12,806.118816	17,348.410357	23,522.099806	26,516.044183	19,430.70607	24,456.815137	29,862.528465	32,447.72188
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap Value Index
Accumulated Value	10,000		11,999.7442	13,601.023305	11,929.501472	15,157.875448	15,910.406212	20,419.072622	17,962.218767	20,245.956456	22,892.106812	25,421.451802
MSCI World ex USA Small Cap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI World ex USA Small Cap Index
Accumulated Value	10,000		10,431.4077	13,668.975752	11,198.664052	14,044.317939	15,839.346792	17,603.862379	13,979.781637	15,744.669794	16,179.784765	21,692.407646
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Index
Accumulated Value	10,000		12,130.79916	13,907.62622	12,375.84714	15,534.77059	18,635.6378	21,397.25291	17,024.41155	19,906.45923	22,203.24092	25,046.78904
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Value Index
Accumulated Value	10,000		13,174.084	14,206.651578	12,379.112891	15,151.288708	15,853.443365	20,335.276011	17,390.049253	19,937.085425	21,542.947677	24,256.186071
Dow Jones U S Select REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Select REIT Index
Accumulated Value	10,000		10,667.6626	11,069.134855	10,602.130159	13,051.596163	11,590.097088	16,911.471229	12,521.033111	14,268.942288	15,425.119723	15,991.777692
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		11,355.622	15,645.977213	16,096.43804	22,966.968092	33,337.26708	42,138.54295	27,238.518925	43,888.73995	59,722.222596	76,337.422103
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000 Growth Index
Accumulated Value	10,000		11,131.8094	13,599.367311	12,333.540786	15,846.558586	21,334.58788	21,939.383337	16,156.712568	19,171.30535	22,076.569248	24,949.339779
Forty Bloomberg U S Aggregate Bond Index 60 S And P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		40% Bloomberg U.S. Aggregate Bond Index/ 60% S&P 500 Index
Accumulated Value	10,000		10,830.5609	12,369.597575	12,079.306127	14,758.378211	16,932.156267	19,617.028685	16,520.230982	19,439.152598	22,363.500958	25,427.601378
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,264.7242	10,628.285026	10,629.479539	11,556.037877	12,423.507461	12,231.930516	10,640.540944	11,228.839002	11,369.226102	12,199.284318
Fifty Bloomberg U S Aggregate Bond Index 15 MSCI EAFE Index 35 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		50% Bloomberg U.S. Aggregate Bond Index/ 15% MSCI EAFE Index/ 35% Russell 3000 Index
Accumulated Value	10,000		10,605.0208	11,940.334602	11,497.565264	13,614.157457	15,385.554297	16,835.837571	14,292.759557	16,346.589943	17,849.69436	20,392.610905
Morningstar U S Moderate Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderate Target Allocation Index
Accumulated Value	10,000		10,759.6718	12,296.362209	11,846.23186	14,254.986837	16,288.003267	18,302.764445	15,498.667272	18,094.603838	20,438.865257	23,423.893671
Morningstar U S Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Conservative Target Allocation Index
Accumulated Value	10,000		10,440.9834	11,176.544416	11,086.063471	12,463.801747	13,618.184108	14,109.51253	12,271.967926	13,508.199096	14,393.541594	15,777.42362
Eighty Bloomberg U S Aggregate Bond Index 6 MSCI EAFE Index 14 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		80% Bloomberg U.S. Aggregate Bond Index/ 6% MSCI EAFE Index/ 14% Russell 3000 Index
Accumulated Value	10,000		10,404.0627	11,140.900581	10,981.64085	12,361.571217	13,583.6605	13,956.718892	12,032.990915	13,117.607654	13,691.681257	15,068.91967
Thirty Bloomberg U S Aggregate Bond Index 21 MSCI EAFE Index 49 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30% Bloomberg U.S. Aggregate Bond Index/ 21% MSCI EAFE Index/ 49% Russell 3000 Index
Accumulated Value	10,000		10,733.2947	12,493.598608	11,831.078316	14,474.533649	16,613.02137	18,946.641683	15,898.234843	18,764.110433	21,108.792424	24,712.014107
Morningstar U S Moderately Aggressive Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Aggressive Target Allocation Index
Accumulated Value	10,000		10,855.8596	12,813.020732	12,105.029584	14,970.614138	17,333.062831	20,046.217209	16,777.004332	20,041.789746	23,078.835382	27,167.867044
Morningstar U S Moderately Conservative Target Allocation Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Morningstar U.S. Moderately Conservative Target Allocation Index
Accumulated Value	10,000		10,576.7153	11,688.038382	11,406.860762	13,219.626413	14,741.228019	15,801.1288	13,580.059879	15,350.29877	16,748.621496	18,817.055817
Sixty Bloomberg U S Aggregate Bond Index 12 MSCI EAFE Index 28 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% Bloomberg U.S. Aggregate Bond Index/ 12% MSCI EAFE Index/ 28% Russell 3000 Index
Accumulated Value	10,000		10,539.1459	11,669.789582	11,327.484079	13,191.178157	14,778.310109	15,837.378639	13,518.220537	15,217.082078	16,369.241774	18,471.70244
Thirty MSCI EAFE Index 70 Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		30%% MSCI EAFE Index/ 70% Russell 3000 Index
Accumulated Value	$ 10,000		$ 10,916.5868	$ 13,353.761089	$ 12,311.734395	$ 15,794.524605	$ 18,463.329534	$ 22,383.69796	$ 18,418.96979	$ 22,773.288661	$ 26,776.840551	$ 32,493.698954